Share-Based Payment Transactions (Details) - Schedule of expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of expenses [Abstract]
Research and development expenses	$ 159	$ 138	$ 123
General and administrative expenses	158	132	130
Share-based payments	$ 317	$ 270	$ 253